                                   [GRAPHIC]



                                                                JANUARY 31, 2003
THE HARTFORD
INCOME SHARES FUND, INC.

                                               ---------------------------------

                                               SEMI-ANNUAL REPORT








                                                             [THE HARTFORD LOGO]

THE HARTFORD INCOME SHARES FUND, INC. SEMIANNUAL REPORT
 CONTENTS
 LETTER TO SHAREHOLDERS                                                       1
 SCHEDULE OF INVESTMENTS                                                      2
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 7
 STATEMENT OF OPERATIONS                                                      7
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      8
 NOTES TO FINANCIAL STATEMENTS                                                9
 DIRECTORS AND OFFICERS                                                      11
 SHAREHOLDER MEETING RESULTS                                                 13
 INVESTMENT POLICY CHANGE                                                    13


- TOLL-FREE PERSONAL ASSISTANCE




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   7 a.m. - 5 p.m. Friday CST

- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

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  -24 hours a day

HOW TO USE THIS REPORT
For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Income Shares Fund, Inc. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.
 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JANUARY 31, 2003:
  TOTAL NET ASSETS (000'S OMITTED)...................         $94,720
  MARKET PRICE PER SHARE.............................         $  7.33
  SHARES OUTSTANDING (000'S OMITTED).................          12,947
  FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2003:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............................         $  6.66
    End of period....................................         $  7.32
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............         $ 3,959
    Dividends per share..............................         $  .309

PORTFOLIO COMPOSITION BY SECTOR AS
OF 1/31/2003

[PORTFOLIO COMPOSITION PIE CHART]

Corporate Bonds - Non-Investment Grade                                           25.10
Cash Equivalents/Receivables                                                      2.50
U.S. Government Agencies                                                          1.80
Common Stock                                                                      0.20
Corporate Bonds - Investment Grade                                               70.40



TOP 10 HOLDINGS AS OF 1/31/2003


                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. Ford Motor Co. (7.45%) 2031                                             2.2%
 2. Time Warner Entertainment Co.
    (8.375%) 2033                                                           2.2%
 3. AT&T Corp. (8.00%) 2031                                                 2.0%
 4. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.9%
 5. News America Holdings, Inc.
    (8.875%) 2023                                                           1.9%
 6. AT&T Wireless Services, Inc.
    (8.75%) 2031                                                            1.6%
 7. Columbia Energy Group
    (7.62%) 2025                                                            1.6%
 8. TXU Corp. (6.375%) 2006                                                 1.4%
 9. Park Place Entertainment Corp.
    (8.50%) 2006                                                            1.4%
10. Occidental Petroleum Corp.
    (8.45%) 2029                                                            1.4%

HOW DID THE FUND PERFORM?

The Hartford Income Shares Fund, Inc. placed in the 6th percentile of its Lipper peer group for the six months ended January 31, 2003, producing a net returns of 12.66% at market and 14.87% at net asset value versus the 8.51% return at net asset value of the Lipper BBB-Rated Corporate Debt Closed-End Funds Universe.

WHY DID THE FUND PERFORM?

The Fund's income orientation finally paid off in terms of total return in the fourth quarter of 2002 and through the month of January 2003. Yield spreads to Treasuries on both investment grade and high-yield corporate bonds tightened significantly from the record wide levels experienced in many segments of the credit market during the wave of accounting scandals that washed over corporate America during the last year. The response in the form of a greater emphasis placed on both improving corporate governance and overall financial strength sparked the rally. Some of the most significant returns were generated in the sectors that had been hardest hit in the first half of 2002. For example, the cable sector generated a six-month return of 16.5%, the wireless telecommunications sector posted a 17.9% six-month return and the wireline communications sector reported an 18.25% six-month return. The Fund's concentration in these sectors (representing over 20% of the portfolio) was the most important contributor behind the Fund's recent performance.

As the U.S. economy works its way through this difficult environment, Hartford Investment Management Company remains most constructive on the credit markets, versus other sectors of the fixed-income universe. Credit measures of both high-grade and high-yield issuers show an improvement in cash flow generation as companies reduce capital expenditures and leverage. As a result, we anticipate default rates to continue to decline from the peak reached in August 2002. Additionally, we anticipate the Federal Reserve to remain accommodative (for the near term). Clearly, geopolitical tensions remain a detracting factor.

WHAT IS YOUR OUTLOOK?

In the corporate segment of the Fund, we remain focused on undervalued industries and issuers demonstrating the greatest willingness to recapitalize balance sheets and generate free cash flow. Additionally, we've emphasized a variety of cyclical industries and select issuers whose operating prospects have leverage to an economic recovery. Credit profiles of such issuers will improve with an increase in capital investment activity combined with deficit spending by the government. We remain underweight to the consumer cyclical industries given the relatively low yields available from such issues. Our view remains that the consumer will not provide a significant source of growth to the U.S. economic recovery.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2003 (Unaudited)
(000's Omitted)

CORPORATE BONDS - INVESTMENT GRADE - 70.4%
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            BASIC MATERIALS - 4.6%
 $1,000     Abitibi Consolidated, Inc., 8.85%, 8-1-2030.................   BBB-       $ 1,065
    250     Ferro Corp., 9.125%, 1-1-2009...............................   BBB-           273
    500     Newmont Mining Corp. (Holding Co.), 8.625%, 5-15-2011.......   BBB            578
    300     Olin Corp., 9.125%, 12-15-2011..............................   BBB            337
    685     Phelps Dodge Corp., 8.75%, 6-1-2011.........................   BBB-           721
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................   BBB-           259
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................   BBB          1,154
                                                                                      -------
            TOTAL BASIC MATERIALS.......................................                4,387
                                                                                      -------
            CONSUMER CYCLICAL - 7.8%
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................   BBB+         1,264
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........   BBB+         1,194
  2,500     Ford Motor Co., 7.45%, 7-16-2031............................   BBB          2,116
    500     May Department Stores Co., 8.50%, 6-1-2019..................   A              609
  1,000     Sears Roebuck Acceptance Corp., 6.25%, 5-1-2009.............   A-             971
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................   BBB-         1,182
                                                                                      -------
            TOTAL CONSUMER CYCLICAL.....................................                7,336
                                                                                      -------
            ENERGY - 8.4%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............   BBB+         1,119
  1,500     Columbia Energy Group, 7.62%, Ser G 11-28-2025..............   BBB          1,515
  1,000     Conoco, Inc., 6.95%, 4-15-2029..............................   A-           1,119
    750     Halliburton Co., 5.625%, 12-1-2008..........................   BBB            735
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................   BBB          1,281
  1,000     Semco Energy, Inc., 8.95%, 7-1-2003.........................   BBB          1,009
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................   BBB          1,141
                                                                                      -------
            TOTAL ENERGY................................................                7,919
                                                                                      -------
            FINANCE - 10.3%
    200     Aon Capital Trust, 8.21%, 1-1-2027..........................   BBB            184
    500     Bombardier Capital, Inc., 7.50%, 8-15-2004 (g)..............   BBB+           486
    500     Capital One Bank, 6.50%, 7-30-2004..........................   BBB-           502
    500     Capital One Bank, 8.25%, 6-15-2005..........................   BBB-           512
  1,000     EOP Operating L.P., 7.50%, 4-19-2029........................   BBB+         1,053
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 (g)..................   BBB+         1,139
  1,000     General Motors Acceptance Corp., 8.00%, 11-1-2031...........   BBB            987
    500     Household Finance Corp., 7.00%, 5-15-2012...................   A-             551
  1,000     Mony Group, Inc., 8.35%, 3-15-2010..........................   BBB+         1,046
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................   A+           1,136
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................   BBB+         1,051
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........   A-           1,122
                                                                                      -------
            TOTAL FINANCE...............................................                9,769
                                                                                      -------
            HEALTH CARE - 0.9%
    925     Tenet Healthcare Corp., 5.00%, 7-1-2007.....................   BBB-           879
                                                                                      -------
            SERVICES - 12.4%
  1,000     Belo Corp., 7.25%, 9-15-2027................................   BBB-         1,023
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........   BBB-           851
  1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........   BBB          1,161
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 (g).................   BBB          1,117
  1,000     FedEx Corp., 7.84%, Ser 1996-B2 1-30-2018...................   BBB+         1,094
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............   BBB-         1,049
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................   BBB-           765
  1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................   BBB-         1,088
  1,000     Paramount Communications, Inc., 7.50%, 7-15-2023............   A-           1,047
  1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........   BBB-         1,325
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5-1-2007
            (g).........................................................   BBB-           748
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............   BBB            514
                                                                                      -------
            TOTAL SERVICES..............................................               11,782
                                                                                      -------

--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            TECHNOLOGY - 19.2%
 $1,750     AT&T Corp., 8.00%, 11-15-2031...............................   BBB+       $ 1,848
  1,500     AT&T Wireless Services, Inc., 8.75%, 3-1-2031...............   BBB          1,549
    500     Citizens Communications Co., 9.00%, 8-15-2031...............   BBB            585
  1,130     Computer Associates International, Inc., 6.375%, Ser B
            4-15-2005...................................................   BBB+         1,124
    500     Cox Communications, Inc., 6.80%, 8-1-2028...................   BBB            501
    750     Electronic Data Systems Corp., 7.45%, 10-15-2029............   A-             731
  1,000     Lockheed Martin Corp., 7.875%, 3-15-2023....................   BBB          1,039
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............   BBB-         1,758
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................   BBB-         1,085
    250     Sprint Capital Corp., 6.00%, 1-15-2007......................   BBB-           228
  1,500     Sprint Capital Corp., 6.875%, 11-15-2028....................   BBB-         1,162
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................   BBB          1,812
    400     Telus Corp., 8.00%, 6-1-2011................................   BBB            392
  1,800     Time Warner Entertainment Co., 8.375%, 7-15-2033............   BBB+         2,080
    700     Time Warner, Inc., 6.625%, 5-15-2029........................   BBB+           647
  1,250     Tyco International Group S.A., 7.00%, 6-15-2028.............   BBB-         1,112
    500     USA Networks, Inc., 6.75%, 11-15-2005.......................   BBB-           528
      5     Voicestream Wireless Corp., 10.375%, 11-15-2009.............   BBB+             6
                                                                                      -------
            TOTAL TECHNOLOGY............................................               18,187
                                                                                      -------
            TRANSPORTATION - 2.9%
    500     CSX Corp., 8.625%, 5-15-2022................................   BBB            632
  1,200     Delta Air Lines, Inc., 10.50%, 4-30-2016....................   BBB-           881
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................   BBB          1,223
                                                                                      -------
            TOTAL TRANSPORTATION........................................                2,736
                                                                                      -------
            UTILITIES - 3.9%
    750     Alliant Energy Resources, Inc., 9.75%, 1-15-2013 (g)........   BBB            818
  1,000     American Electric Power Co., Inc., 6.125%, 5-15-2006........   BBB+           987
    500     FirstEnergy Corp., 6.45%, Ser B 11-15-2011..................   BBB-           502
  1,400     TXU Corp., 6.375%, Ser J 6-15-2006..........................   BBB-         1,358
                                                                                      -------
            TOTAL UTILITIES.............................................                3,665
                                                                                      -------
            TOTAL CORPORATE BONDS - INVESTMENT GRADE (COST $59,631).....              $66,660
                                                                                      =======

CORPORATE BONDS - NON-INVESTMENT GRADE - 25.1%
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            BASIC MATERIALS - 3.2%
 $  750     Equistar Chemicals L.P., 10.125%, 9-1-2008..................   BB         $   686
  1,150     Georgia-Pacific Corp., 9.625%, 3-15-2022....................   BB+          1,012
    500     Hercules, Inc., 11.125%, 11-15-2007.........................   BB-            558
    235     Nova Chemicals Corp., 7.00%, 5-15-2006......................   BB+            224
    250     Stone Container Corp., 9.75%, 2-1-2011......................   B              268
    250     United States Steel LLC., 10.75%, 8-1-2008..................   BB             247
                                                                                      -------
            TOTAL BASIC MATERIALS.......................................                2,995
                                                                                      -------
            CAPITAL GOODS - 0.4%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................   BB+            184
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012...................   B-             204
                                                                                      -------
            TOTAL CAPITAL GOODS.........................................                  388
                                                                                      -------

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2003 (Unaudited)
(000's Omitted)

CORPORATE BONDS - NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
            CONSUMER CYCLICAL - 0.9%
 $  500     Delhaize America, Inc., 9.00%, 4-15-2031....................   BB+        $   465
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................   BB+            105
     85     Dillard's, Inc., 7.13%, 8-1-2018............................   BB+             71
    225     Navistar International Corp., 9.375%, Ser B 6-1-2006........   BB-            221
                                                                                      -------
            TOTAL CONSUMER CYCLICAL.....................................                  862
                                                                                      -------
            ENERGY - 2.0%
    980     Petroleum Geo-Services ASA, 8.15%, 7-15-2029 (a)............   C              392
    605     Petroleum Geo-Services ASA, 7.125%, 3-30-2028 (a)...........   C              242
    200     Swift Energy Co., 10.25%, 8-1-2009..........................   B              203
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................   B              380
  1,000     Williams Companies, Inc., 7.625%, 7-15-2019.................   B              705
                                                                                      -------
            TOTAL ENERGY................................................                1,922
                                                                                      -------
            FINANCE - 2.1%
    300     Brazil (Republic of), 11.625%, 4-15-2004....................   B+             307
    100     IPC Acquisition Corp., 11.50%, 12-15-2009...................   B-              92
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............   CCC+           495
    110     Sandia Mortgage Corp., 9.15%, 1991-A Variable Rate Pass Thru
            Certificate Class B 8-1-2018 (e)............................   NR              76
    115     Western Financial Bank, 9.625%, 5-15-2012...................   BB-            112
    890     Xerox Credit Corp., 6.10%, 12-16-2003.......................   B+             881
                                                                                      -------
            TOTAL FINANCE...............................................                1,963
                                                                                      -------
            HEALTH CARE - 1.4%
    155     IASIS Healthcare Corp., 13.00%, 10-15-2009..................   CCC+           169
    540     Select Medical Corp., 9.50%, 6-15-2009......................   B              570
    390     Unilab Finance Corp., 12.75%, 10-1-2009.....................   B              455
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................   B-             156
                                                                                      -------
            TOTAL HEALTH CARE...........................................                1,350
                                                                                      -------
            SERVICES - 2.4%
    500     Callahan Nordrhein-Westfalen, 14.00%, 7-15-2010 (a)(e)......   NR              21
    580     Encompass Services Corp., 10.50%, 5-1-2009 (a)(e)...........   NR              12
    500     K-III Communications Corp., 8.50%, Ser B 2-1-2006...........   B              485
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................   BB-            242
    750     Service Corp. International, 6.50%, 3-15-2008...............   BB-            694
    650     Six Flags, Inc., 9.50%, 2-1-2009............................   B              622
    150     Stewart Enterprises, Inc., 10.75%, 7-1-2008.................   B+             167
                                                                                      -------
            TOTAL SERVICES..............................................                2,243
                                                                                      -------
            TECHNOLOGY - 8.6%
  1,100     AT&T Canada, Inc., 7.625%, 3-15-2005 (a)....................   Ca*            204
    675     Charter Communications Holdings, 10.00%, 5-15-2011..........   CCC-           328
    260     Charter Communications Holdings, 8.25%, 4-1-2007............   CCC-           126
    750     Dobson Communications Corp., 10.875%, 7-1-2010..............   CCC+           682
    500     Echostar DBS Corp., 10.375%, 10-1-2007......................   B              535
    750     Global Crossing Holdings Ltd., 9.50%, 11-15-2009 (a)(e).....   NR              29
    375     Hyperion Telecommunications, 12.25%, Ser B 9-1-2004 (a).....   NR              34
    250     Level 3 Communications, Inc., 11.00%, 3-15-2008.............   CC             159
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............   CC             363
    145     Level 3 Communications, Inc., 9.125%, 5-1-2008..............   CC              91
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................   B-             825
  1,100     Marconi plc, 8.375%, 9-15-2030..............................   C              204
    130     Metromedia Fiber Network, Inc., 10.00%, 12-15-2009 (a)(e)...   NR               4
  1,205     Metromedia Fiber Network, Inc., 10.00%, Ser B 11-15-2008
            (a)(e)......................................................   NR              33
    175     Nextel Communications, Inc., 10.65%, 9-15-2007..............   B              175
    310     Nextel Communications, Inc., 9.375%, 11-15-2009.............   B              299
    325     Nextel Communications, Inc., 9.75%, 10-31-2007..............   B              318
    200     Nextlink Communications, Inc., 12.125%, 12-1-2009 (Zero
            coupon through 12-1-2004, thereafter 12.125%) (a)(e)(f).....   NR               #
    500     Nextlink Communications, Inc., 12.50%, 4-15-2006 (a)(e).....   NR               1
    650     Nortel Networks Corp., 6.125%, 2-15-2006....................   B              556

--------------------------------------------------------------------------------

                                                                           Standard
Principal                                                                  & Poor's    Market
 Amount                                                                     Rating    Value(c)
---------                                                                  --------   --------
 $  650     Nortel Networks Corp., 6.875%, 9-1-2023.....................   B          $   474
    500     PanAmSat Corp., 6.875%, 1-15-2028...........................   BB-            450
    500     PSINet, Inc., 11.00%, 8-1-2009 (a)(e).......................   NR              23
    650     Qwest Capital Funding, Inc., 5.875%, 8-3-2004...............   CCC+           582
    100     Qwest Corp., 6.875%, 9-15-2033..............................   B-              83
    125     RCN Corp., 11.125%, 10-15-2007..............................   CCC-            31
    584     RCN Corp., 34.99%, Ser B 2-15-2008 (Zero coupon through
            2-15-2003, thereafter 9.80%) (f)............................   CCC-           140
  1,000     Rogers Cantel, Inc., 9.75%, 6-1-2016........................   BB+            930
    600     Telewest Communications plc, 11.00%, 10-1-2007 (a)..........   D              114
    100     United Pan-Europe Communications N.V., 10.875%, Ser B
            8-1-2009 (a)................................................   D                9
     16     Voicestream Wireless Corp., 10.375%, 11-15-2009 (e).........   NR               #
  1,500     WorldCom, Inc., 8.25%, 5-15-2010 (a)........................   NR             328
    250     WorldCom, Inc., 8.25%, 5-15-2031 (a)........................   NR              55
                                                                                      -------
            TOTAL TECHNOLOGY............................................                8,185
                                                                                      -------
            TRANSPORTATION - 0.5%
    170     CP Ships Ltd., 10.375%, 7-15-2012...........................   BB+            178
    500     Northwest Airlines Trust, 13.875%, Ser D 6-21-2008..........   Ba3*           300
                                                                                      -------
            TOTAL TRANSPORTATION........................................                  478
                                                                                      -------
            UTILITIES - 3.6%
    190     Calpine Corp., 7.875%, 4-1-2008.............................   B+              84
    310     Calpine Corp., 8.50%, 2-15-2011.............................   B+             143
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................   BB             948
  1,000     El Paso Corp., 8.05%, 10-15-2030............................   Ba2*           685
    500     Kansas Gas & Electric Co., 7.60%, 12-15-2003................   BB+            504
  1,285     Mission Energy Holding Co., 13.50%, 7-15-2008...............   B-             347
    720     Sierra Pacific Power Co., 8.00%, Ser A 6-1-2008.............   BB             676
                                                                                      -------
            TOTAL UTILITIES.............................................                3,387
                                                                                      -------
            TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST
            $33,177)....................................................              $23,773
                                                                                      =======

U.S. GOVERNMENT SECURITIES - 1.8%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value(c)
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
 $   40     9.00% 2022..................................................   $    44
    111     10.50% 2017.................................................       128
     51     11.25% 2010.................................................        59
     46     11.50% 2015.................................................        52
     64     11.75% 2010.................................................        73
                                                                           -------
            TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION................       356
                                                                           -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.0%
    379     8.00% 2024-2025.............................................       414
    227     10.50% 2014-2020............................................       262
    193     11.00% 2011-2018............................................       221
      3     11.25% 2011.................................................         4
     19     12.00% 2014.................................................        22
     40     12.50% 2015.................................................        47
                                                                           -------
            TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.................       970
                                                                           -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
    230     9.00% 2021..................................................       257
    110     9.50% 2020..................................................       125
                                                                           -------
            TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..............       382
                                                                           -------
            TOTAL U.S. GOVERNMENT SECURITIES (COST $1,563)..............   $ 1,708
                                                                           =======

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2003 (Unaudited)
(000's Omitted)

COMMON STOCK - 0.2%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         CONSUMER CYCLICAL - 0.0%
    1    Hosiery Corp. of America, Inc. Class A (a)(e)...............   $     #
                                                                        -------
         TECHNOLOGY - 0.2%
    7    McLeod USA, Inc. (Warrants) (a).............................         2
    1    Minorplanet Systems USA, Inc. (Warrants) (a)(e).............         #
    5    NTL, Inc. (a)...............................................        70
    1    RSL (Warrants) (a)(e).......................................         #
    8    WilTel Communications, Inc. (a).............................       114
                                                                        -------
         TOTAL TECHNOLOGY............................................       186
                                                                        -------
         TOTAL COMMON STOCK (COST $215)..............................   $   186
                                                                        =======

PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         TECHNOLOGY - 0.0%
    3    McLeodUSA, Inc. Conv. Pfd., 2.50%, Ser A....................   $    10
    #    NTL Europe, Inc., 10.00% Ser A (a)..........................         #
                                                                        -------
         TOTAL TECHNOLOGY............................................        10
                                                                        -------
         TOTAL PREFERRED STOCKS (COST $21)...........................   $    10
                                                                        =======
         TOTAL LONG-TERM INVESTMENTS (COST $94,607)..................   $92,337
                                                                        =======

SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------

Principal                                                                   Market
  Amount                                                                   Value(c)
----------                                                                 --------
             FINANCE - 1.2%
  $1,160     U.S. Treasury Bill, 1.12%, 2-6-2003.........................  $ 1,160
                                                                           -------
             TOTAL SHORT-TERM INVESTMENTS (COST $1,160)..................  $ 1,160
                                                                           =======
             TOTAL INVESTMENTS IN SECURITIES (COST $95,767) (b)..........  $93,497
                                                                           =======

--------------------------------------------------------------------------------
(a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(b) At January 31, 2003, the cost of securities for federal income tax purposes was $95,825 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  8,965
Unrealized depreciation.....................................   (11,293)
                                                              --------
Net unrealized depreciation.................................  $ (2,328)
                                                              --------

(c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.45% of total net assets as of January 31, 2003.
(e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

YEAR ACQUIRED    SHARES/PAR                             SECURITY                             COST BASIS
-------------    ----------                             --------                             ----------
2000.....            500      Callahan Nordrhein-Westfalen due 2010.......................      $500
2001.....            580      Encompass Services Corp. due 2009...........................       565
2000.....            750      Global Crossing Holdings Ltd. due 2009......................       724
1994.....              1      Hosiery Corp. of America, Inc. Class A - 144A...............         8
2001.....            130      Metromedia Fiber Network, Inc. due 2009.....................        93
2001.....          1,205      Metromedia Fiber Network, Inc. due 2008.....................       851
1998.....              1      Minorplanet Systems USA, Inc. (Warrants) - 144A.............         5
1999.....            200      Nextlink Communications, Inc. due 2009......................       164
1996.....            500      Nextlink Communications, Inc. due 2006......................       500
2000.....            500      PSINet, Inc. due 2009.......................................       119
1996.....              1      RSL (Warrants) - 144A.......................................         1
1993.....            110      Sandia Mortgage Corp. due 2018 - restricted.................       103
2001.....             16      Voicestream Wireless Corp. due 2009.........................         #

  The aggregate value of these securities at January 31, 2003, was $199 which represents .21% of total net assets.

(f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
(g) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2003, was $4,308, which represents 4.55% of total net assets.

 # Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.
 *  Moody's Rating.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
January 31, 2003 (Unaudited)
(000's Omitted)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $95,767) (Note 2).............  $ 93,497
  Cash on deposit with custodian............................         1
  Receivables:
    Investment securities sold..............................     1,026
    Interest and dividends..................................     1,872
  Other assets..............................................        39
                                                              --------
TOTAL ASSETS................................................    96,435
                                                              --------
LIABILITIES
  Dividend payable ($0.05 per share)........................       647
  Payable for investment securities purchased...............     1,004
  Payable for investment advisory and management fees (Note
    3)......................................................        51
  Accounts Payable and accrued expenses.....................        13
                                                              --------
TOTAL LIABILITIES...........................................     1,715
                                                              --------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 15,000 shares; 12,947 shares...........   129,175
  Unrealized depreciation of investments....................    (2,270)
  Excess distributions over net investment income...........      (291)
  Accumulated net realized loss from sale of investments....   (31,894)
                                                              --------
TOTAL NET ASSETS............................................  $ 94,720
                                                              --------
NET ASSET VALUE PER SHARE...................................  $   7.32
                                                              ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the six-month period ended January 31, 2003 (Unaudited)
(000's Omitted)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $ 4,124
                                                              -------
EXPENSES:
  Investment advisory and management fees (Note 3)..........      293
  Legal and auditing fees...................................       21
  Custodian fees............................................        3
  Shareholders' notices and reports.........................       24
  Directors' fees and expenses..............................        1
  Exchange listing fees.....................................       25
  Other.....................................................        7
                                                              -------
  Total expenses............................................      374
                                                              -------
NET INVESTMENT INCOME.......................................    3,750
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments..........................   (3,203)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................   11,945
                                                              -------
NET GAIN ON INVESTMENTS.....................................    8,742
                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $12,492
                                                              =======

The accompanying notes are an integral part of this financial statement

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Changes in Net Assets
(000's Omitted)

--------------------------------------------------------------------------------

                                                              For the Six-Month
                                                                Period Ended         For the
                                                              January 31, 2003     Year Ended
                                                                 (Unaudited)      July 31, 2002
                                                              -----------------   -------------
OPERATIONS:
  Net investment income.....................................       $ 3,750          $  8,160
  Net realized loss on investments..........................        (3,203)             (715)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................        11,945           (15,873)
                                                                   -------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        12,492            (8,428)
                                                                   -------          --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (3,959)           (8,195)
                                                                   -------          --------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from 60 and 142 shares issued as a result of
    reinvested dividends, respectively......................           415             1,076
                                                                   -------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................         8,948           (15,547)
NET ASSETS:
  Beginning of period.......................................        85,772           101,319
                                                                   -------          --------
  End of period.............................................       $94,720          $ 85,772
                                                                   =======          ========
Accumulated undistributed (distributions in excess of) net
  investment income.........................................       $  (291)         $    (82)
                                                                   =======          ========

The accompanying notes are an integral part of this financial statement

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2003 (Unaudited)
($000's Omitted)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc., (formerly Fortis Securities, Inc.) ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the fund, which are in accordance with accounting principles generally accepted in the United States in the investment company industry:

  (a) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income including level-yield amortization of premium and discount is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the six-month period ended January 31, 2003, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $14,075 and $13,865, respectively.

  (b) SECURITY VALUATION: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then securities are valued at the mean between the bid and asked prices.

  Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors.

  (c) REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the fund's custodian in book entry form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the fund's custodian, State Street Bank. As of January 31, 2003, there were no outstanding repurchase agreements.

  (d) CREDIT DEFAULT SWAPS: The fund may enter into credit default swaps. The credit default swap market allows the fund to manage credit risk through buying and selling credit protection on specific companies or a basket of companies. A buyer agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The seller of the protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. The fund will limit credit default swap transactions to five percent (5%) of the fund's net assets at the time of purchase. As of January 31, 2003, there were no credit default swaps.

  (e) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 2003, there were no outstanding purchases on a when issued basis.

  (f) FEDERAL INCOME TAXES: For federal income tax purposes, the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

  The tax character of distributions paid for the year ended July 31, 2002 was ordinary income in the amount of $8,195.

  As of July 31, 2002, the components of distributable earnings on a tax basis are as follows:

  Undistributed ordinary income.................  $    601
  Accumulated gain(loss)........................   (28,633)
  Unrealized appreciation (depreciation)........   (14,273)
                                                  --------
  Total accumulated earnings....................  $(42,305)
                                                  --------

  For federal income tax purposes, the fund had capital loss carryover of $28,633 at July 31, 2002, which, if not offset by subsequent capital gains, will expire in 2003 through 2011. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

  (g) RESTRICTED SECURITIES: At January 31, 2003, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2003, was $199, which represents .21% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included in the 15% limitation specified above.

  (h) DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole or fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2003 (Unaudited)
($000's Omitted)

--------------------------------------------------------------------------------

  Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 13). Notice to initiate or to terminate this plan must be received by Hartford Administrative Services 15 days prior to the dividend date for which it is to become effective.

  (i) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company ("HIFSCO") is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for the fund, HIFSCO has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the fund's Board of Directors of The Hartford Income Shares Fund, Inc. Pursuant to the sub-advisory agreement, HIMCO will regularly provide the fund with investment research, advice and supervision and furnish an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.
  The Hartford and its subsidiaries provide facilities and office equipment and perform certain services for the fund, including fund accounting and financial reporting. Certain officers of the fund are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the fund receives any compensation directly from the fund.
4. FUND NAME CHANGE: On July 24, 2002, the name of Fortis Securities, Inc. was changed to The Hartford Income Shares Fund, Inc.

5. CHANGE OF AUDITORS: On January 29, 2003, the shareholders of the fund ratified the selection of Ernst & Young LLP as auditors for the fiscal year ending July 31, 2003. During the most recent fiscal year, the audit report of KPMG LLP, contained no adverse opinion or disclaimer of opinion; nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such year, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

6. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                                    Year Ended July 31,
                                                          -----------------------------------------------------------------------
                                                          2003**       2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................  $  6.66     $  7.95     $   8.17     $   8.60     $   9.55     $   9.45
                                                          -------     -------     --------     --------     --------     --------
Operations:
  Investment income - net...............................      .29         .64          .67          .70          .70          .73
  Net realized and unrealized gain (loss) on
    investments.........................................      .68       (1.29)        (.20)        (.44)        (.93)         .11
                                                          -------     -------     --------     --------     --------     --------
Total from operations...................................      .97        (.65)         .47          .26         (.23)         .84
                                                          -------     -------     --------     --------     --------     --------
Distributions to shareholders:
  From investment income - net..........................     (.31)       (.64)        (.69)        (.69)        (.72)        (.74)
                                                          -------     -------     --------     --------     --------     --------
Net assets value, end of period.........................  $  7.32     $  6.66     $   7.95     $   8.17     $   8.60     $   9.55
                                                          -------     -------     --------     --------     --------     --------
Per-share market value, end of period...................  $ 7.330     $ 6.800     $  7.940     $  7.625     $  8.500     $  9.000
Total investment return, market value @.................    12.66%      (6.72%)      13.55%       (1.59%)       2.34%       12.29%
Total investment return, net asset value @@.............    14.87%      (8.75%)       6.18%        4.10%       (2.43%)       9.50%
Net Assets end of period (000s omitted).................  $94,720     $85,772     $101,319     $103,464     $108,951     $120,721
Ratio of expenses to average monthly net assets.........      .83%*       .80%         .77%         .77%         .73%         .76%
Ratio of net investment income to average monthly net
  assets................................................     8.35%*      8.45%        8.38%        8.42%        7.65%        7.68%
Portfolio turnover rate.................................       16%         23%          57%          65%          33%          44%

*   Annualized.

**  For the six-month period ended January 31, 2003.

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

BOARD OF DIRECTORS AND OFFICERS INFORMATION

The Board of Directors ("Board") is responsible for overall management of the fund. The Board may exercise all powers of the fund, except those powers which are conferred solely upon or reserved to the shareholders. The following table provides information about the members of the Board as well as officers of the fund.

NON-INTERESTED DIRECTORS

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the       Length of         Principal Occupation(s)         Overseen by
Name, Age and Address                 Company    Time Served          During Past 5 Years            Director
---------------------                ---------   -----------   ----------------------------------  -------------
WINIFRED E. COLEMAN (age 70)         Director    Since 2002    Ms. Coleman has served as                75
c/o Hartford Mutual Funds                                      President of Saint Joseph College
P.O. Box 2999                                                  since 1991 and President of Cashel
Hartford, CT 06104-2999                                        House, Ltd. (retail) since 1985.
DR. ROBERT M. GAVIN (age 62)         Director    Since 1986    Dr. Gavin is an educational              75
c/o Hartford Mutual Funds                                      consultant. Prior to September 1,
P.O. Box 2999                                                  2001, he was President of
Hartford, CT 06104-2999                                        Cranbrook Education Community;
                                                               prior to July 1996, he was
                                                               President of Macalester College,
                                                               St. Paul Minnesota.
DUANE E. HILL (age 57)               Director    Since 2002    Mr. Hill is Partner Emeritus and a       75
c/o Hartford Mutual Funds                                      founding partner of TSG Capital
P.O. Box 2999                                                  Group, a private equity investment
Hartford, CT 06104-2999                                        firm that serves as sponsor and
                                                               lead investor in leveraged buyouts
                                                               of middle market companies. Mr.
                                                               Hill is also a Partner of TSG
                                                               Ventures L.P., a private equity
                                                               investment company that invests
                                                               primarily in minority-owned small
                                                               businesses.
PHILLIP O. PETERSON (age 58)         Director    Since 2000    Mr. Peterson is a mutual fund            75
c/o Hartford Mutual Funds                                      industry consultant. He was a
P.O. Box 2999                                                  partner of KPMG LLP until July
Hartford, CT 06104-2999                                        1999.
MILLARD H. PRYOR, JR. (age 69)       Director    Since 2002    Mr. Pryor has served as Managing         75
c/o Hartford Mutual Funds                                      Director of Pryor & Clark Company
P.O. Box 2999                                                  (real estate investment),
Hartford, CT 06104-2999                                        Hartford, Connecticut, since June
                                                               1992.
JOHN K. SPRINGER (age 71)            Director    Since 2002    Mr. Springer served as Chairman of       75
c/o Hartford Mutual Funds                                      Medspan, Inc. (health maintenance
P.O. Box 2999                                                  organization) until March 2002.
Hartford, CT 06104-2999


                                                 Other
                                             Directorships
Name, Age and Address                       Held by Director
---------------------                ------------------------------
WINIFRED E. COLEMAN (age 70)         N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
DR. ROBERT M. GAVIN (age 62)         Dr. Gavin is a director of
c/o Hartford Mutual Funds            Systems & Computer Technology
P.O. Box 2999                        Corporation
Hartford, CT 06104-2999
DUANE E. HILL (age 57)               N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
PHILLIP O. PETERSON (age 58)         N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
MILLARD H. PRYOR, JR. (age 69)       Mr. Pryor is a Director of
c/o Hartford Mutual Funds            Infodata Systems, Inc.
P.O. Box 2999                        (software company) and
Hartford, CT 06104-2999              CompuDyne Corporation
                                     (security products and
                                     services) and Corcap, Inc.
JOHN K. SPRINGER (age 71)            N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999

INTERESTED DIRECTORS AND OFFICERS

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the       Length of         Principal Occupation(s)         Overseen by
Name, Age and Address                 Company    Time Served          During Past 5 Years            Director
---------------------                ---------   -----------   ----------------------------------  -------------
THOMAS M. MARRA** (age 44)           Director    Since 2002    Mr. Marra is President and Chief         75
c/o Hartford Mutual Funds               and                    Operating Officer of Hartford
P.O. Box 2999                         Chairman                 Life, Inc. He is also a member of
Hartford, CT 06104-2999               of the                   the Board of Directors and a
                                       Board                   member of the Office of the
                                                               Chairman for The Hartford
                                                               Financial Services Group, Inc.,
                                                               the parent company of Hartford
                                                               Life. Mr. Marra was named
                                                               President of Hartford Life in 2001
                                                               and COO in 2000, and served as
                                                               Executive Vice President and
                                                               Director of Hartford Life's
                                                               Investment Products Division from
                                                               1998 to 2000. He was head of the
                                                               Hartford Life's Individual Life
                                                               and Annuities Division from 1994
                                                               to 1998 after being promoted to
                                                               Senior Vice President in 1994 and
                                                               Executive Vice President in 1996.
                                                               Mr. Marra is also a Managing
                                                               Member and President of Hartford
                                                               Investment Financial Services, LLC
                                                               ("HIFSCO") and HL Investment
                                                               Advisors LLC ("HL Advisors").


                                                 Other
                                             Directorships
Name, Age and Address                       Held by Director
---------------------                ------------------------------
THOMAS M. MARRA** (age 44)           Mr. Marra is a member of the
c/o Hartford Mutual Funds            Board of Directors of The
P.O. Box 2999                        Hartford Financial Services
Hartford, CT 06104-2999              Group, Inc.

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the       Length of         Principal Occupation(s)         Overseen by
Name, Age and Address                 Company    Time Served          During Past 5 Years            Director
---------------------                ---------   -----------   ----------------------------------  -------------
LOWNDES A. SMITH** (age 63)          Director    Since 2002    Mr. Smith served as Vice Chairman        75
c/o Hartford Mutual Funds                                      of Hartford Financial Services
P.O. Box 2999                                                  Group, Inc. from February 1997 to
Hartford, CT 06104-2999                                        January 2002, as President and
                                                               Chief Executive Officer of
                                                               Hartford Life, Inc. from February
                                                               1997 to January 2002, and as
                                                               President and Chief Operating
                                                               Officer of The Hartford Life
                                                               Insurance Companies from January
                                                               1989 to January 2002.
DAVID M. ZNAMIEROWSKI (age 42)       President   Since 2001    Mr. Znamierowski currently serves       N/A
c/o Hartford Mutual Funds                                      as President of Hartford
P.O. Box 2999                                                  Investment Management Company
Hartford, CT 06104-2999                                        ("HIMCO") and Senior Vice
                                                               President, Chief Investment
                                                               Officer and Director of Investment
                                                               Strategy for Hartford Life, Inc.
                                                               Mr. Znamierowski is also a
                                                               Managing Member and Senior Vice
                                                               President of HIFSCO and HL
                                                               Advisors. Mr. Znamierowski is the
                                                               Group Senior Vice President and
                                                               Chief Investment Officer for The
                                                               Hartford.
ROBERT W. BELTZ, JR. (age 53)          Vice      Since 1993    Mr. Beltz currently serves as Vice      N/A
500 Bielenberg Drive                 President                 President Securities Operations of
Woodbury, MN 55125                                             Hartford Administrative Services
                                                               Company ("HASCO"). He also has
                                                               served as Assistant Vice President
                                                               of Hartford Life Insurance Company
                                                               since December 2001.
KEVIN J. CARR (age 48)                 Vice      Since 2001    Mr. Carr has served as Assistant        N/A
c/o Hartford Mutual Funds            President                 General Counsel since 1999.
P.O. Box 2999                           and                    Counsel since November 1996 and
Hartford, CT 06104-2999              Secretary                 Associate Counsel since November
                                                               1995 of The Hartford Financial
                                                               Services Group, Inc. Mr. Carr is
                                                               also Counsel and Assistant
                                                               Secretary of HL Advisors and
                                                               HIFSCO and Assistant Secretary of
                                                               HIMCO.
WILLIAM H. DAVISON, JR. (age 45)       Vice      Since 2002    Mr. Davison is a Managing Director      N/A
c/o Hartford Mutual Funds            President                 and Director of Funds Management
P.O. Box 2999                                                  Group of Hartford Investment
Hartford, CT 06104-2999                                        Management Company.
TAMARA L. FAGELY (age 44)              Vice      Since 1993    Ms. Fagely has been Vice President      N/A
500 Bielenberg Drive                  President,               of HASCO since 1998. Prior to
Woodbury, MN 55125                    Controller               1998, she was Second Vice
                                        and                    President of HASCO. She also has
                                     Treasurer                 served as Assistant Vice President
                                                               of Hartford Life Insurance Company
                                                               since December 2001.
BRUCE FERRIS (age 47)                  Vice      Since 2002    Mr. Ferris serves as Vice               N/A
c/o Hartford Mutual Funds            President                 President and a director of sales
P.O. Box 2999                                                  and marketing in the Investment
Hartford, CT 06104-2999                                        Products Division of Hartford Life
                                                               Insurance Company.
GEORGE R. JAY (age 50)                 Vice      Since 2001    Mr. Jay has served as Secretary         N/A
c/o Hartford Mutual Funds            President                 and Director, Life and Equity
P.O. Box 2999                                                  Accounting and Financial Control,
Hartford, CT 06104-2999                                        of Hartford Life Insurance Company
                                                               since 1987.
RYAN JOHNSON (age 42)                  Vice      Since 2002    Mr. Johnson has served as Vice          N/A
c/o Hartford Mutual Funds            President                 President and a director of sales
P.O. Box 2999                                                  and marketing in the Investment
Hartford, CT 06104-2999                                        Products Division of Hartford Life
                                                               Insurance Company since 1999.
                                                               Previously he was with Guardian
                                                               Insurance Company in New York
                                                               City.
STEPHEN T. JOYCE (age 43)              Vice      Since 2001    Mr. Joyce currently serves as           N/A
c/o Hartford Mutual Funds            President                 Senior Vice President and director
P.O. Box 2999                                                  of investment products management
Hartford, CT 06104-2999                                        for Hartford Life Insurance
                                                               Company. Previously he served as
                                                               Vice President (1997-1999) and
                                                               Assistant Vice President
                                                               (1994-1997) of Hartford Life
                                                               Insurance Company.


                                                 Other
                                             Directorships
Name, Age and Address                       Held by Director
---------------------                ------------------------------
LOWNDES A. SMITH** (age 63)          N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
DAVID M. ZNAMIEROWSKI (age 42)       N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
ROBERT W. BELTZ, JR. (age 53)        N/A
500 Bielenberg Drive
Woodbury, MN 55125
KEVIN J. CARR (age 48)               N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
WILLIAM H. DAVISON, JR. (age 45)     N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
TAMARA L. FAGELY (age 44)            N/A
500 Bielenberg Drive
Woodbury, MN 55125
BRUCE FERRIS (age 47)                N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
GEORGE R. JAY (age 50)               N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
RYAN JOHNSON (age 42)                N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
STEPHEN T. JOYCE (age 43)            N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999

                                                                                                     Number of
                                     Position      Term of                                         Portfolios in
                                     Held with   Office* and                                       Fund Complex
                                        the       Length of         Principal Occupation(s)         Overseen by
Name, Age and Address                 Company    Time Served          During Past 5 Years            Director
---------------------                ---------   -----------   ----------------------------------  -------------
DAVID N. LEVENSON (age 36)             Vice      Since 2001    Mr. Levenson serves as Senior Vice      N/A
c/o Hartford Mutual Funds            President                 President of Hartford Life
P.O. Box 2999                                                  Insurance Company and is
Hartford, CT 06104-2999                                        responsible for the Company's
                                                               mutual funds line of business. Mr.
                                                               Levenson joined The Hartford in
                                                               1995. Mr. Levenson is also a
                                                               senior vice president of HIFSCO.
JOHN C. WALTERS (age 40)               Vice      Since 2001    Mr. Walters serves as Executive         N/A
c/o Hartford Mutual Funds            President                 Vice President and Director of the
P.O. Box 2999                                                  Investment Products Division of
Hartford, CT 06104-2999                                        Hartford Life Insurance Company.
                                                               Previously Mr. Walters was with
                                                               First Union Securities. Mr.
                                                               Walters is also a Managing Member
                                                               and Executive Vice President of
                                                               HIFSCO and HL Advisors.


                                                 Other
                                             Directorships
Name, Age and Address                       Held by Director
---------------------                ------------------------------
DAVID N. LEVENSON (age 36)           N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999
JOHN C. WALTERS (age 40)             N/A
c/o Hartford Mutual Funds
P.O. Box 2999
Hartford, CT 06104-2999

 * Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person" of the Company as defined in the 1940 Act because of the person's affiliation with or equity ownership of Hartford Investment Financial Services, LLC or affiliated companies.

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744
DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, MN 55164
REGISTRAR                                      Wells Fargo Bank Minnesota, N.A.
                                               Minneapolis, Minnesota
CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts
INDEPENDENT AUDITORS                           Ernst & Young LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF". The market price is carried daily in the financial pages of most newspapers in the "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name "Hartford Income Shrsfd."

SHAREHOLDER MEETING RESULTS
JANUARY 29, 2003

Shareholders of The Hartford Income Shares Fund, Inc. addressed and approved the following proposals at an annual meeting held on January 29, 2003.

1. Proposal to set the number of directors at eight and to elect the following nominees:

                          NOMINEE                                FOR             WITHHOLD
                          -------                             ----------         --------
Winifred E. Coleman                                           10,495,856         258,734
Dr. Robert M. Gavin                                           10,525,092         229,498
Duane E. Hill                                                 10,530,543         224,047
Thomas M. Marra                                               10,531,754         222,836
Phillip O. Peterson                                           10,512,840         241,750
Millard H. Pryor, Jr.                                         10,529,228         225,362
Lowndes A. Smith                                              10,528,825         225,765
John K. Springer                                              10,514,131         240,460

2. Proposal to ratify the selection of Ernst & Young LLP as the independent public accountants for the Company:

                                                                 FOR             AGAINST          WITHHOLD
                                                              ----------         --------         --------
                                                              10,538,212         118,401           97,977

INVESTMENT POLICY CHANGE

Over the reporting period the Company's Board of Directors approved the following investment policy change:

INVESTMENTS IN CREDIT DEFAULT SWAPS

The company may enter into credit default swaps. The credit default swap market allows the company to manage credit risk through buying and selling credit protection on specific companies or a basket of companies. A buyer agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The seller of the protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. The company will limit credit default swap transactions to five percent (5%) of the Company's net assets at the time of purchase.

                                     UNDERWRITTEN AND DISTRIBUTED THROUGH
                                     Hartford Investment Financial Services, LLC
                                     200 Hopmeadow Street
                                     Simsbury, CT 06070

                                     INVESTMENT MANAGER
                                     Hartford Investment Financial Services, LLC
                                     200 Hopmeadow Street
                                     Simsbury, CT 06070

                                     HARTFORD INVESTMENT MANAGEMENT COMPANY
                                     55 Farmington Avenue
                                     Hartford, CT 06105


--------------------------------------------------------------------------------

THE HARTFORD INCOME SHARES FUND, INC.                                -----------
P.O. Box 64387                                                         Waiting
St. Paul, MN 55164-0387                                                  for
                                                                       Indicia
                                                                     -----------















HTFDINC-3-03 Printed in U.S.A. (C) 2003                      [THE HARTFORD LOGO]
The Hartford, Hartford, CT 06115